Financial liabilities - Schedule of Bank Loans (Details) - Long-term borrowings € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	€ 6,611
Impact of discounting and accretion	(10)
Accumulated fixed and variable interest expense accrual	54
Repayment	(1,306)
Liabilities arising from financing activities at end of period	5,349
HSBC “PGE”
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	3,154
Impact of discounting and accretion	(7)
Accumulated fixed and variable interest expense accrual	19
Repayment	(644)
Liabilities arising from financing activities at end of period	2,522
Bpifrance “PGE”
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	3,457
Impact of discounting and accretion	(2)
Accumulated fixed and variable interest expense accrual	35
Repayment	(662)
Liabilities arising from financing activities at end of period	€ 2,827